Goodwill and Intangible Assets (Tables) - Successor [Member]	4 Months Ended
Sep. 30, 2018
Schedule of Changes in Carrying Amount of Goodwill

Changes in the carrying amount of goodwill for September 30, 2018 (Successor) are as follows (in thousands):

	Production Services	Drilling and Evaluation Services	Goodwill
Balance as of December 31, 2017 (Predecessor)			182,053
Elimination of Predecessor goodwill			(182,053)
Acquisition of businesses	391,308	141,133	532,441
Balance as of September 30, 2018 (Successor)	$391,308	$141,133	$532,441

Schedule of Intangible Assets Subject to Amortization

The following is the weighted average amortization period for intangible assets subject to amortization (in years):

Amortization
Customer contracts	10.0
Trademarks and trade names	8.0
Total intangible assets	9.6

The details of our intangible assets subject to amortization are set forth below (in thousands):

	Successor			Predecessor
	September 30, 2018			December 31, 2017
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount

Customer contracts	$120,010	$(4,000)	$116,010	$58,770	$(58,760)	$10
Trademarks and trade names	26,000	(1,116)	24,884	-	-	-
Total intangible assets	$146,010	$(5,116)	$140,894	$58,770	$(58,760)	$10